Spartan®

California Municipal
Money Market Fund

and

Fidelity ®
California Municipal
Money Market Fund

Semiannual Report

August 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies
Spartan California Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity California Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the Financial Statements

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

As the first anniversary of September 11 approached, new concerns about terrorism and a continued deterioration of investor confidence kept U.S. equity performance on its year-long downward path. With investor appetite for risk dwindling, U.S. Treasury bonds - traditionally a haven from stock market and geopolitical turbulence - were in strong demand. As a result, the securities outperformed nearly all other asset classes year-to-date through August.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan California Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, and does not include the effect of the fund's former $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended August 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan CA Municipal Money Market	0.60%	1.33%	13.83%	32.18%
California Tax-Free Money Market Funds Average	0.46%	1.04%	12.68%	28.61%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the California tax-free money market funds average, which reflects the performance of California tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past six month average represents a peer group of 71 money market funds.

Average Annual Total Returns

Periods ended August 31, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan CA Municipal Money Market	1.33%	2.62%	2.83%
California Tax-Free Money Market Funds Average	1.04%	2.41%	2.55%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Spartan California Municipal Money Market Fund
Performance - continued

Yields

	9/2/02	6/3/02	2/25/02	12/3/01	9/3/01
Spartan California Municipal Money Market	1.08%	1.22%	1.11%	1.40%	1.74%

If Fidelity had not reimbursed certain fund expenses	1.00%	1.14%	1.03%	1.32%	-

California Tax-Free Money Market Funds Average	0.82%	1.09%	0.84%	1.14%	1.60%

Spartan California Municipal Money Market - Tax-equivalent	1.83%	2.07%	1.91%	2.36%	2.93%

If Fidelity had not reimbursed certain fund expenses	1.70%	1.93%	1.78%	2.23%	-

Portion of fund's income subject to state taxes	0.11%	0.07%	11.93%	18.73%	12.75%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. If the adviser had not reimbursed certain portfolio expenses during the periods shown, the yields would have been lower. You can compare these yields to the California tax-free money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 41.05%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

3

Semiannual Report

Spartan California Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Norm Lind, Portfolio Manager of Spartan California Municipal Money Market Fund

Q. Norm, what was the investment environment like during the six months that ended August 31, 2002?

A. At the beginning of the period, market participants were optimistic about the U.S. economy. Preliminary data showed U.S. gross domestic product growing at an annual rate of 6.5% in the first quarter. Investors believed that growth at this level would spur the Federal Reserve Board to raise short-term interest rates, and money market yields rose in response. However, further analysis showed that much of the first-quarter growth in GDP was due to inventory adjustments. Additional data demonstrated some uncertainty about the future course of the economy. First-quarter GDP was eventually revised downward to 5.0%, and GDP growth in the second quarter slowed to 1.1%. Rising unemployment and sluggish corporate spending increased skepticism about the pace and strength of the recovery. While the Fed kept short-term rates unchanged, in August it switched from a neutral stance toward the future direction of interest rates to a bias toward lowering rates in order to support the economic rebound.

Q. How did the economic slowdown affect California?

A. As with most states, California had to deal with a significant budget shortfall. Historically, the state government has had a difficult time maintaining fiscal discipline, and most market participants remained skeptical about the accuracy of the state's budget projections. Yields in the California money market were at times pushed higher than national levels due to a glut of actual and expected new issuance by the state and municipalities looking to close funding gaps. The bailout of the electric utility industry alone is expected to result in $8 billion to $12 billion in new issuance.

Q. What was your strategy with the fund?

A. It was conservative. With the weakening economy adding instability to municipal fiscal health, I became even more selective and vigilant regarding the creditworthiness of issuers. I also increased the fund's stake in insured bonds, gravitating toward securities backed by financial institutions and other guarantors. I kept the fund's average maturity somewhat short relative to its competitors because the yield curve was flat. That is, yields on longer-term money market securities offered little, if any, yield advantage over shorter-term alternatives. Several factors conspired to create a flat yield curve, including widespread sentiment that interest rates would remain relatively steady, a rash of new supply by municipalities looking to cover budget shortfalls, and strong demand from investors seeking refuge from a struggling equity market. In addition, I invested the fund in out-of-state securities - within the limits of the fund's investment policies - in order to provide shareholders with a higher tax-adjusted yield. In certain cases, yields on California obligations were sufficiently low so that comparable out-of-state obligations offered a higher tax-adjusted yield even though they were subject to California tax. Although more of shareholders' income will be taxable than if we had exclusively purchased California obligations, shareholders may benefit from higher dividends even after taxes are taken into account.

Semiannual Report

Spartan California Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on August 31, 2002, was 1.06%, compared to 1.10% six months ago. The latest yield was the equivalent of a 1.80% taxable yield for investors in the 41.05% combined state and federal tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through August 31, 2002, the fund's six-month total return was 0.60%, compared to 0.46% for the California tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Norm?

A. At this point, market observers are cautiously analyzing emerging economic data to gain some insight into the future direction of the U.S. economy and interest rates. There are no signs that economic growth will pick up dramatically. At the same time there are no indications that it will suffer a further decline. I'm uncertain about how long the economy and interest rates will remain at subdued levels. As such, I intend to maintain a conservative approach with the fund for the foreseeable future. Looking more closely at California, the state economy seems to be stabilizing. With the recent release of the state budget, I will be watching for signs of fiscal stability.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income, exempt from federal and state personal income tax, as is consistent with preservation of capital

Fund number: 457

Trading symbol: FSPXX

Start date: November 27, 1989

Size: as of August 31, 2002, more than $1.2 billion

Manager: Norm Lind, since 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

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Semiannual Report

Spartan California Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 8/31/02	% of fund's investments 2/28/02	% of fund's investments 8/31/01
0 - 30	72.3	69.7	75.0
31 - 90	18.8	12.6	11.1
91 - 180	1.2	16.6	1.8
181 - 397	7.7	1.1	12.1
Weighted Average Maturity
	8/31/02	2/28/02	8/31/01
Spartan California Municipal Money Market Fund	45 Days	34 Days	48 Days
California Tax-Free Money Market Funds Average *	49 Days	35 Days	40 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2002	As of February 28, 2002
Variable Rate Demand Notes (VRDNs) 64.5%	Variable Rate Demand Notes (VRDNs) 44.4%
Commercial Paper (including CP Mode) 7.1%	Commercial Paper (including CP Mode) 21.5%
Tender Bonds 2.8%	Tender Bonds 2.6%
Municipal Notes 20.6%	Municipal Notes 20.2%
Municipal Money Market Funds 2.4%	Municipal Money Market Funds 4.5%
Other Investments 0.0%	Other Investments 2.6%
Net Other Assets 2.6%	Net Other Assets 4.2%

*Source: iMoneyNet, Inc.

Semiannual Report

Spartan California Municipal Money Market Fund

Investments August 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.4%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 88.4%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Rev. (Vintage Chateau Proj.) Series A, 1.85%, LOC Union Bank of California, VRDN (a)(d)	$ 3,400	$ 3,400
Adelanto Pub. Util. Auth. Rev. (Util. Sys. Proj.) Series B, 1.35%, LOC Union Bank of California, VRDN (a)	4,100	4,100
Assoc. of Bay Area Govt. Fin. Auth. for Nonprofit Corp. (L.S. Packard Children Hosp. at Stanford Proj.) Series 1993, 1.3% (AMBAC Insured) (BPA Bayerische Landesbank Girozentrale), VRDN (a)	10,650	10,650
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series 1, 1.3% 9/10/02, CP	3,201	3,201
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series FRRI 02 K1, 1.45% (Liquidity Facility Lloyds TSB Bank PLC) (a)(e)	44,300	44,300
California Gen. Oblig.:
Participating VRDN:
Series FRRI L6, 1.35% (Liquidity Facility Lehman Brothers, Inc.) (a)(e)	5,900	5,900
Series FRRI L7, 1.35% (Liquidity Facility Lehman Brothers, Inc.) (a)(e)	18,000	18,000
Series Merlots 02 A17, 1.35% (Liquidity Facility Wachovia Bank NA) (a)(e)	5,185	5,185
Series MS 00 384, 1.3% (Liquidity Facility Morgan Stanley) (a)(e)	6,695	6,695
Series PT 1389, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,200	5,200
Series PT 1441, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,495	2,495
Series PT 619, 1.8% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(e)	3,900	3,900
Series Putters 260, 1.36% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,495	5,495
Series SG 85, 1.35% (Liquidity Facility Societe Generale) (a)(e)	3,500	3,500
RAN:
Series 2002 A:
1.8% 10/25/02	13,000	13,002
2.5% 10/25/02	24,000	24,028
Series 2002 B:
1.9% 11/27/02	30,000	30,007
2.5% 11/27/02	52,000	52,091
3% 11/27/02	32,200	32,290
1.3% 9/3/02, CP	6,100	6,100
1.35% 11/15/02, CP	6,600	6,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
1.4% 11/13/02, CP	$ 7,700	$ 7,700
California Health Facilities Fing. Auth. Rev.:
Participating VRDN Series MS 01 592, 1.34% (Liquidity Facility Morgan Stanley) (a)(e)	14,600	14,600
(Adventist Health Sys. Proj.) Series B, 1.75%, LOC KBC Bank NV, VRDN (a)	5,500	5,500
California Hsg. Fin. Agcy. Rev.:
Participating VRDN:
Series PT 640, 1.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	7,425	7,425
Series PT 649A, 1.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	20,000	20,000
Series PT 650, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,470	5,470
Series ROC II R89, 1.31% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)	2,440	2,440
Series 2001 J, 1.78% (FSA Insured), VRDN (a)(d)	22,100	22,100
Series C:
1.3% (FSA Insured), VRDN (a)(d)	5,670	5,670
1.4% (FSA Insured), VRDN (a)(d)	8,300	8,300
Series F, 1.4% (Liquidity Facility Bank of New York NA) (Liquidity Facility California Teachers Retirement Sys.), VRDN (a)(d)	7,300	7,300
Series Q, 1.4%, LOC KBC Bank NV, VRDN (a)(d)	14,300	14,300
Series U, 1.3% (MBIA Insured), VRDN (a)(d)	5,500	5,500
California Infrastructure & Economic Dev. Bank Insured Rev. (The Rand Corp. Proj.) Series B, 1.75% (AMBAC Insured), VRDN (a)	9,900	9,900
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Atlantic Richfield Co. Proj.) Series 1997 A, 1.5%, VRDN (a)(d)	2,900	2,900
California Poll. Cont. Fing. Auth. Resource Recovery Rev. (Atlantic Richfield Co. Proj.) Series 1994 A, 1.85%, VRDN (a)(d)	12,600	12,600
California Pub. Works Board Lease Rev. Participating VRDN Series MSDW 00 210, 1.3% (Liquidity Facility Morgan Stanley) (a)(e)	1,200	1,200
California School Cash Reserve Prog. Auth. TRAN Series A, 3% 7/3/03 (AMBAC Insured)	20,000	20,219
California Statewide Cmnty. Dev. Auth. Multi-family Rev. (Oakmont Stockton Proj.) Series 1997 C, 1.5%, VRDN (a)(d)	5,960	5,960
California Statewide Cmnty. Dev. Auth. Rev. Bonds (Kaiser Permanente Health Sys. Proj.) Series 2001 A, 2%, tender 1/2/03 (a)	4,400	4,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn. Participating VRDN Series Merlots 99 E, 1.35% (Liquidity Facility Wachovia Bank NA) (a)(e)	$ 5,000	$ 5,000
California Statewide Cmnty. Dev. Corp. Rev. (Supreme Truck Bodies of California Proj.) 1.35%, LOC Bank One NA, Michigan, VRDN (a)(d)	2,000	2,000
Chino Basin Desalter Auth. Rev. Series 2002 A, 1.25%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)	40,200	40,200
Foothill-De Anza Cmnty. College District Participating VRDN Series Merlots 00 YY, 1.35% (Liquidity Facility Wachovia Bank NA) (a)(e)	6,300	6,300
Industry Urban Dev. Agcy. Participating VRDN:
Series Floaters 01 632X, 1.3% (Liquidity Facility Morgan Stanley) (a)(e)	4,995	4,995
Series PT 1393, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	21,930	21,930
Lassen Muni. Util. District Rev. Series 1996 A, 1.4% (FSA Insured) (BPA Dexia Cr. Local de France), VRDN (a)(d)	3,935	3,935
Livermore Redev. Agcy. Multi-family Rev. Bonds (Livermore Sr. Hsg. Apts. Proj.) 1.55%, tender 12/2/02 (Aig Matched Fdg. Corp. Guaranteed) (a)(d)	9,900	9,900
Long Beach Hbr. Rev. Series A, 1.3% 11/1/02, CP (d)	10,000	10,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Grand Promenade Proj.) 1.3%, LOC Freddie Mac, VRDN (a)	7,900	7,900
Los Angeles County Gen. Oblig. TRAN 3% 6/30/03	25,300	25,580
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Malibu Canyon Apts. Proj.) Series B, 1.25%, LOC Freddie Mac, VRDN (a)	12,900	12,900
Los Angeles County Metro. Trans. Auth. Sales Tax Rev. Series A, 1.3% 11/6/02, LOC Bank of America NA, LOC Bayerische Hypo-und Vereinsbank AG, CP	8,367	8,367
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 1.35% (Liquidity Facility Wachovia Bank NA) (a)(e)	8,830	8,830
Los Angeles Dept. Arpts. Rev. Participating VRDN Series SG 61, 1.35% (Liquidity Facility Societe Generale) (a)(d)(e)	6,655	6,655
Los Angeles Dept. of Wtr. & Pwr. Rev. (Pwr. Sys. Proj.):
Sub Series A1, 1.35% (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility BNP Paribas SA), VRDN (a)	10,000	10,000
Sub Series A2, 1.35% (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility BNP Paribas SA), VRDN (a)	22,500	22,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev. (Pwr. Sys. Proj.): - continued
Sub Series A8, 1.35% (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility BNP Paribas SA), VRDN (a)	$ 6,000	$ 6,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series Merlots 99 L, 1.35% (Liquidity Facility Wachovia Bank NA) (a)(e)	8,500	8,500
Los Angeles Gen. Oblig. Participating VRDN Series PT 1475, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	13,740	13,740
Los Angeles Hbr. Dept. Rev. Participating VRDN:
Series FRRI 7, 1.4% (Liquidity Facility Bank of New York NA) (a)(d)(e)	10,600	10,600
Series MS 00 349, 1.34% (Liquidity Facility Morgan Stanley) (a)(e)	2,660	2,660
Los Angeles Unified School District:
Participating VRDN Series MSTC 01 135, 1.75% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	8,900	8,900
TRAN Series A, 3.25% 7/1/03	24,300	24,611
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series SGA 26, 1.35% (Liquidity Facility Societe Generale) (a)(e)	6,970	6,970
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series 1997 D, 1.3% (MBIA Insured) (BPA JPMorgan Chase Bank), VRDN (a)	10,000	10,000
Metro. Wtr. District Southern California Wtrwks. Rev.:
Participating VRDN:
Series Merlots 99 O, 1.35% (Liquidity Facility Wachovia Bank NA) (a)(e)	6,880	6,880
Series PA 546, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,000	1,000
Series PA 837, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,995	4,995
Series PA 978R, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,395	3,395
Series 2001 C2, 1.75% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	10,300	10,300
North Orange County Cmnty. College District Participating VRDN Series PT 1434, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,790	7,790
North Orange County Cmnty. College District Rev. Participating VRDN Series MSTC 9042, 1.43% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	4,100	4,100
Northern California Transmission Auth. Rev. Series B, 1.3% 11/1/02, LOC Westdeutsche Landesbank Girozentrale, CP	14,000	14,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Oakland Gen. Oblig. Participating VRDN Series Merlots 00 A, 1.35% (Liquidity Facility Wachovia Bank NA) (a)(e)	$ 3,000	$ 3,000
Orange County Hsg. Auth. Apt. Dev. Rev.:
(Lanteen Pines/Frost Group Proj.) 1.15%, LOC Bank of America NA, VRDN (a)	3,400	3,400
(Oasis Martinique Proj.) Series 1998, 1.3%, LOC Fannie Mae, VRDN (a)	18,700	18,700
Pacific Hsg. & Fin. Agcy. Lease Rev. (Lease Purchase Prog.) Series A, 1.35% (Liquidity Facility Societe Generale), VRDN (a)	11,000	11,000
Port of Oakland Gen. Oblig. Participating VRDN:
Series Merlots 00 JJ, 1.4% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	5,700	5,700
Series PA 1053, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,100	5,100
Port of Oakland Port Rev.:
Series A, 1.4% 9/13/02, LOC Commerzbank AG, LOC Bank of Nova Scotia, CP (d)	2,700	2,700
Series B, 1.4% 9/13/02, LOC Commerzbank AG, LOC Bank of Nova Scotia, CP	15,380	15,380
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN 1.35% (Liquidity Facility Societe Generale) (a)(e)	8,250	8,250
Rohnert Park Multi-family Hsg. Rev. (Cross Brook Apts. Proj.) Series 1995 A, 1.3%, LOC Fannie Mae, VRDN (a)	8,615	8,615
Sacramento City Unified School District TRAN 2.375% 11/28/02	6,400	6,406
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN Series RobIns 15, 1.31% (Liquidity Facility Bank of New York NA) (a)(e)	11,145	11,145
San Bernadino Ctfs. of Prtn. Participating VRDN Series MSTC 9046, 1.47% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	6,400	6,400
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A, 1.45% 10/11/02, CP	4,500	4,500
San Diego County Wtr. Auth. Series 1:
1.3% 9/3/02, CP	4,900	4,900
1.45% 10/11/02, CP	2,500	2,500
San Diego Hsg. Auth. Multi-family Hsg. (Canyon Rim Apt. Proj.) Series 2000 B, 1.4%, LOC Fannie Mae, VRDN (a)(d)	9,400	9,400
San Diego Indl. Dev. Rev. Participating VRDN Series FRRI 02 L18, 1.65% (Liquidity Facility Lehman Brothers, Inc.) (a)(e)	11,200	11,200
San Diego Unified School District:
Participating VRDN Series SGA 01 120, 1.35% (Liquidity Facility Societe Generale) (a)(e)	19,565	19,565
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Diego Unified School District: - continued
TRAN Series A, 3% 7/28/03	$ 20,000	$ 20,263
San Francisco City & County Parking Meter Rev. Participating VRDN Series BA 96 A, 1.33% (Liquidity Facility Bank of America NA) (a)(e)	8,000	8,000
San Jose Multi-family Hsg. Rev. (Carlton Plaza Proj.) Series 1998 A, 1.65%, LOC Heller Finl., Inc., VRDN (a)(d)	4,000	4,000
San Jose Redev. Agcy. Tax Allocation Participating VRDN Series Putters 158, 1.36% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,000	1,000
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 1.35% (Liquidity Facility Wachovia Bank NA) (a)(e)	8,900	8,900
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 1.35%, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	5,550	5,550
Univ. of California Revs. Participating VRDN:
Series FRRI N12, 1.35% (Liquidity Facility Bank of New York NA) (a)(e)	13,950	13,950
Series Merlots 97 G, 1.35% (Liquidity Facility Wachovia Bank NA) (a)(e)	20,000	20,000
Vallejo Wtr. Rev. Series 2001 A, 1.35%, LOC KBC Bank NV, VRDN (a)	3,265	3,265
		1,063,845
Puerto Rico - 6.6%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 00 EE, 1.32% (Liquidity Facility Wachovia Bank NA) (a)(e)	4,285	4,285
Series Merlots 01 A107, 1.32% (Liquidity Facility Wachovia Bank NA) (a)(e)	3,595	3,595
Series ROC II 184R, 1.31% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)	8,195	8,195
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Participating VRDN 1.32% (Liquidity Facility Wachovia Bank NA) (a)(e)	2,495	2,495
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN:
Series PA 783, 1.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,400	3,400
Series SGA 107, 1.75% (Liquidity Facility Societe Generale) (a)(e)	6,600	6,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Bonds Series ROC 2 99 3, 1.85%, tender 9/25/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)(f)	$ 10,900	$ 10,900
Participating VRDN Series PA 1044, 1.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	18,745	18,745
Puerto Rico Hwy. & Trans. Auth. Participating VRDN Series MSTC 00 91, 1.75% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	12,400	12,400
Puerto Rico Infrastructure Fing. Auth. Bonds Series AAB 00 17, 1.4%, tender 10/30/02 (Liquidity Facility ABN-AMRO Bank NV) (a)(e)(f)	8,300	8,300
		78,915
	Shares
Other - 2.4%
Fidelity Municipal Cash Central Fund, 1.55% (b)(c)	29,371,900	29,372
TOTAL INVESTMENT PORTFOLIO - 97.4%		1,172,132
NET OTHER ASSETS - 2.6%		31,876
NET ASSETS - 100%		$ 1,204,008
Total Cost for Income Tax Purposes $ 1,172,132
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Bonds Series ROC 2 99 3, 1.85%, tender 9/25/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.)	3/21/02	$ 10,900
Puerto Rico Infrastructure Fing. Auth. Bonds Series AAB 00 17, 1.4%, tender 10/30/02 (Liquidity Facility ABN-AMRO Bank NV)	10/26/00 - 4/25/01	$ 8,300
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,200,000 or 1.6% of net assets.

Income Tax Information
At February 28, 2002, the fund had a capital loss carryforward of approximately $129,000 of which $89,000 and $40,000 will expire on February 28, 2003 and 2006, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan California Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2002 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 1,172,132
Cash		18,075
Receivable for investments sold on a delayed delivery basis		15,602
Receivable for fund shares sold		1,154
Interest receivable		3,365
Receivable from investment adviser for expense reductions		75
Other receivables		56
Total assets		1,210,459
Liabilities
Payable for fund shares redeemed	$ 5,975
Distributions payable	40
Accrued management fee	431
Other payables and accrued expenses	5
Total liabilities		6,451
Net Assets		$ 1,204,008
Net Assets consist of:
Paid in capital		$ 1,204,111
Accumulated net realized gain (loss) on investments		(103)
Net Assets, for 1,204,107 shares outstanding		$ 1,204,008
Net Asset Value, offering price and redemption price per share ($1,204,008 ÷ 1,204,107 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan California Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2002 (Unaudited)
Investment Income
Interest		$ 8,517
Expenses
Management fee	$ 2,423
Non-interested trustees' compensation	1
Total expenses before reductions	2,424
Expense reductions	(678)	1,746
Net investment income		6,771
Net Realized Gain (Loss) on Investment securities		26
Net increase in net assets resulting from operations		$ 6,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2002 (Unaudited)	Year ended February 28, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,771	$ 20,250
Net realized gain (loss)	26	95
Increase (decrease) in net unrealized gain from accretion of discount	-	(2)
Net increase (decrease) in net assets resulting from operations	6,797	20,343
Distributions to shareholders from net investment income	(6,771)	(20,250)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	552,988	814,848
Reinvestment of distributions	6,423	19,357
Cost of shares redeemed	(415,997)	(809,110)
Net increase (decrease) in net assets and shares resulting from share transactions	143,414	25,095
Total increase (decrease) in net assets	143,440	25,188
Net Assets
Beginning of period	1,060,568	1,035,380
End of period	$ 1,204,008	$ 1,060,568

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2002	Years ended February 28,
	(Unaudited)	2002	2001	2000 F	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.020	.033	.028	.028	.032
Distributions from net investment income	(.006)	(.020)	(.033)	(.028)	(.028)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.60%	1.98%	3.33%	2.79%	2.84%	3.26%
Ratios to Average Net Assets E
Expenses before expense reductions	.43% A	.48%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.35% A	.45%	.50%	.50%	.50%	.45%
Expenses net of all reductions	.31% A	.41%	.49%	.49%	.49%	.45%
Net investment income	1.19% A	1.95%	3.29%	2.75%	2.81%	3.21%
Supplemental Data
Net assets, end of period (in millions)	$ 1,204	$ 1,061	$ 1,035	$ 1,140	$ 1,229	$ 1,353

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity California Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Cumulative Total Returns

Periods ended August 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® CA Municipal Money Market	0.52%	1.18%	13.26%	29.19%
California Tax-Free Money Market Funds Average	0.46%	1.04%	12.68%	28.61%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the California tax-free money market funds average, which reflects the performance of California tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past six month average represents a peer group of 71 money market funds.

Average Annual Total Returns

Periods ended August 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity CA Municipal Money Market	1.18%	2.52%	2.59%
California Tax-Free Money Market Funds Average	1.04%	2.41%	2.55%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity California Municipal Money Market Fund
Performance - continued

Yields

	9/2/02	6/3/02	2/25/02	12/3/01	9/3/01

California Municipal Money Market	0.94%	1.12%	0.95%	1.24%	1.63%

California Tax-Free Money Market Funds Average	0.82%	1.09%	0.84%	1.14%	1.60%

California Municipal Money Market Tax-equivalent	1.59%	1.92%	1.61%	2.10%	2.75%

Portion of fund's income subject to state taxes	0.12%	0.11%	10.06%	18.33%	10.28%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the California tax-free money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 41.05%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

3

Semiannual Report

Fidelity California Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Norm Lind, Portfolio Manager of Fidelity California Municipal Money Market Fund

Q. Norm, what was the investment environment like during the six months that ended August 31, 2002?

A. At the beginning of the period, market participants were optimistic about the U.S. economy. Preliminary data showed U.S. gross domestic product growing at an annual rate of 6.5% in the first quarter. Investors believed that growth at this level would spur the Federal Reserve Board to raise short-term interest rates, and money market yields rose in response. However, further analysis showed that much of the first-quarter growth in GDP was due to inventory adjustments. Additional data demonstrated some uncertainty about the future course of the economy. First-quarter GDP was eventually revised downward to 5.0%, and GDP growth in the second quarter slowed to 1.1%. Rising unemployment and sluggish corporate spending increased skepticism about the pace and strength of the recovery. While the Fed kept short-term rates unchanged, in August it switched from a neutral stance toward the future direction of interest rates to a bias toward lowering rates in order to support the economic rebound.

Q. How did the economic slowdown affect California?

A. As with most states, California had to deal with a significant budget shortfall. Historically, the state government has had a difficult time maintaining fiscal discipline, and most market participants remained skeptical about the accuracy of the state's budget projections. Yields in the California money market were at times pushed higher than national levels due to a glut of actual and expected new issuance by the state and municipalities looking to close funding gaps. The bailout of the electric utility industry alone is expected to result in $8 billion to $12 billion in new issuance.

Q. What was your strategy with the fund?

A. It was conservative. With the weakening economy adding instability to municipal fiscal health, I became even more selective and vigilant regarding the creditworthiness of issuers. I also increased the fund's stake in insured bonds, gravitating toward securities backed by financial institutions and guarantors. I kept the fund's average maturity somewhat short because the yield curve was flat. That is, yields on longer-term money market securities offered little, if any, yield advantage over shorter-term alternatives. Several factors conspired to create a flat yield curve, including widespread sentiment that interest rates would remain relatively steady, a rash of new supply by municipalities looking to cover budget shortfalls, and strong demand from investors seeking refuge from a struggling equity market. In addition, I invested the fund in out-of-state securities - within the limits of the fund's investment policies - in order to provide shareholders with a higher tax-adjusted yield. In certain cases, yields on California obligations were sufficiently low so that comparable out-of-state obligations offered a higher tax-adjusted yield even though they were subject to California tax. Although more of shareholders' income will be taxable than if we had exclusively purchased California obligations, shareholders may benefit from higher dividends even after taxes are taken into account.

Semiannual Report

Fidelity California Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on August 31, 2002, was 0.91%, compared to 0.93% six months ago. The latest yield was the equivalent of a 1.54% taxable yield for investors in the 41.05% combined state and federal tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through August 31, 2002, the fund's six-month total return was 0.52%, compared to 0.46% for the California tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Norm?

A. At this point, market observers are cautiously analyzing emerging economic data to gain some insight into the future direction of the U.S. economy and interest rates. There are no signs that economic growth will pick up dramatically. At the same time there are no indications that it will suffer a further decline. I'm uncertain about how long the economy and interest rates will remain at subdued levels. As such, I intend to maintain a conservative approach with the fund for the foreseeable future. Looking more closely at California, the state economy seems to be stabilizing. With the recent release of the state budget, I will be watching for signs of fiscal stability.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income, exempt from federal and state personal income tax, as is consistent with preservation of capital

Fund number: 097

Trading symbol: FCFXX

Start date: July 7, 1984

Size: as of August 31, 2002, more than $2.3 billion

Manager: Norm Lind, since 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

3

Semiannual Report

Fidelity California Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 8/31/02	% of fund's investments 2/28/02	% of fund's investments 8/31/01
0 - 30	69.3	73.3	77.7
31 - 90	19.9	8.5	9.1
91 - 180	1.9	16.6	0.9
181 - 397	8.9	1.6	12.3
Weighted Average Maturity
	8/31/02	2/28/02	8/31/01
Fidelity California Municipal Money Market Fund	50 Days	34 Days	47 Days
California Tax-Free Money Market Funds Average *	49 Days	35 Days	40 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2002	As of February 28, 2002
Variable Rate Demand Notes (VRDNs) 62.3%	Variable Rate Demand Notes (VRDNs) 51.0%
Commercial Paper (including CP Mode) 8.3%	Commercial Paper (including CP Mode) 16.5%
Tender Bonds 2.3%	Tender Bonds 2.9%
Municipal Notes 23.6%	Municipal Notes 20.3%
Municipal Money Market Funds 2.0%	Municipal Money Market Funds 1.7%
Other Investments 0.0%	Other Investments 3.0%
Net Other Assets 1.5%	Net Other Assets 4.6%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity California Municipal Money Market Fund

Investments August 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.5%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 93.3%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Rev. (Vintage Chateau Proj.) Series A, 1.85%, LOC Union Bank of California, VRDN (a)(d)	$ 7,400	$ 7,400
Alameda County Indl. Dev. Auth. Rev. (Longview Fibre Co. Proj.) Series 1988, 1.25%, LOC ABN-AMRO Bank NV, VRDN (a)	1,750	1,750
California Cmntys. Hsg. Fin. Agcy. Lease Rev. Series 2001 A, 1.35% (Liquidity Facility Societe Generale), VRDN (a)	16,000	16,000
California Dept. of Veteran Affairs Participating VRDN Series MSTC 99 73, 1.35% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(e)	10,130	10,130
California Dept. of Wtr. Resources Central Valley Proj. Rev. Participating VRDN Series PT 607, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,760	8,760
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series FRRI 02 K1, 1.45% (Liquidity Facility Lloyds TSB Bank PLC) (a)(e)	122,130	122,131
California Gen. Oblig.:
Participating VRDN:
Series FRRI L6, 1.35% (Liquidity Facility Lehman Brothers, Inc.) (a)(e)	12,100	12,100
Series GS 84, 1.35% (Liquidity Facility Societe Generale) (a)(e)	12,235	12,235
Series Merlots 00 A, 1.4% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	17,500	17,500
Series Merlots 02 A17, 1.35% (Liquidity Facility Wachovia Bank NA) (a)(e)	9,185	9,185
Series PA 315, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,370	1,370
Series PA 474, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,000	1,000
Series PA 893R, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,995	4,995
Series PT 1210, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,000	3,000
Series PT 365, 1.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	8,330	8,330
Series Putters 245, 1.36% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,660	6,660
Series RF 01 1, 1.4% (Liquidity Facility Bank of New York NA) (a)(e)	10,625	10,625
Series SG 85, 1.35% (Liquidity Facility Societe Generale) (a)(e)	5,000	5,000
Series SG 95, 1.35% (Liquidity Facility Societe Generale) (a)(e)	9,085	9,085
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
RAN:
Series 2002 A:
1.8% 10/25/02	$ 26,000	$ 26,004
2.5% 10/25/02	50,000	50,057
Series 2002 B:
1.9% 11/27/02	70,000	70,016
2.5% 11/27/02	109,000	109,193
3% 11/27/02	62,300	62,474
1.3% 9/3/02, CP	12,400	12,400
1.35% 11/15/02, CP	12,800	12,800
1.4% 9/3/02, CP	10,000	10,000
1.4% 11/13/02, CP	15,000	15,000
California Health Facilities Fing. Auth. Rev.:
Participating VRDN Series MS 01 592, 1.34% (Liquidity Facility Morgan Stanley) (a)(e)	30,605	30,605
(Adventist Health Sys. West Proj.) Series 1998 A, 1.75% (MBIA Insured), LOC California Teachers Retirement Sys., VRDN (a)	7,000	7,000
California Hsg. Fin. Agcy. Rev.:
Participating VRDN:
Series BA 96 C1, 1.31% (Liquidity Facility Bank of America NA) (a)(d)(e)	5,150	5,150
Series BA 96 C2, 1.31% (Liquidity Facility Bank of America NA) (a)(d)(e)	4,075	4,075
Series PT 640, 1.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	15,435	15,435
Series PT 649A, 1.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	29,995	29,995
Series PT 649B, 1.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	43,150	43,150
Series PT 651B, 1.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	46,855	46,855
Series PT 68, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,160	1,160
(Home Mtg. Prog.) Series 2001 R, 1.8% (AMBAC Insured), VRDN (a)(d)	6,565	6,565
Series 2001 R, 1.8% (AMBAC Insured), VRDN (a)(d)	6,000	6,000
Series 2001 U, 1.78% (MBIA Insured), VRDN (a)(d)	13,450	13,450
Series 2002 J, 1.78% (MBIA Insured), VRDN (a)(d)	24,970	24,970
Series C, 1.4% (FSA Insured), VRDN (a)(d)	24,800	24,800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
Series F:
1.4% (Liquidity Facility Bank of New York NA) (Liquidity Facility California Teachers Retirement Sys.), VRDN (a)(d)	$ 17,700	$ 17,700
1.75% (AMBAC Insured), VRDN (a)(d)	19,000	19,000
Series Q, 1.4%, LOC KBC Bank NV, VRDN (a)(d)	30,495	30,495
California Infrastructure & Economic Dev. Bank Insured Rev. (The Rand Corp. Proj.) Series B, 1.75% (AMBAC Insured), VRDN (a)	19,200	19,200
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Atlantic Richfield Co. Proj.) Series 1997 A, 1.5%, VRDN (a)(d)	11,500	11,500
California Poll. Cont. Fing. Auth. Resource Recovery Rev. (Atlantic Richfield Co. Proj.) Series 1994 A, 1.85%, VRDN (a)(d)	2,000	2,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(New United Motor Manufacturing Proj.) Series A, 1.3%, LOC California Teachers Retirement Sys., VRDN (a)(d)	7,615	7,615
(Western Waste Industries Proj.) Series 1994 A, 1.5%, LOC Fleet Bank NA, VRDN (a)(d)	6,700	6,700
California Pub. Works Board Lease Rev. Participating VRDN:
Series 2000 B, 1.31% (Liquidity Facility Bank of America NA) (a)(e)	6,210	6,210
Series PA 814R, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	15,395	15,395
Series ROC II R160, 1.31% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(e)	4,200	4,200
California School Cash Reserve Prog. Auth. TRAN Series A, 3% 7/3/03 (AMBAC Insured)	40,000	40,437
California Statewide Cmnty. Dev. Auth. Indl. Dev. Rev. (Arthurmade Plastics, Inc. Proj.) Series 2000 A, 1.3%, LOC Bank of America NA, VRDN (a)(d)	5,400	5,400
California Statewide Cmnty. Dev. Auth. Multi-family Rev.:
(Crocker Oaks Apts. Proj.) Series 2001 H, 1.35%, LOC Fannie Mae, VRDN (a)(d)	6,750	6,750
(Grove Apts. Proj.) Series X, 1.35%, LOC Fannie Mae, VRDN (a)(d)	6,150	6,150
(Irvine Apt. Communities LP Proj.):
Series 2001 W1, 1.35%, LOC Bank of America NA, VRDN (a)(d)	2,000	2,000
Series 2001 W2, 1.35%, LOC Bank of America NA, VRDN (a)(d)	29,038	29,038
Series 2001 W3, 1.35%, LOC Bank of America NA, VRDN (a)(d)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Statewide Cmnty. Dev. Auth. Multi-family Rev.: - continued
(Northwood Apts. Proj.) Series N, 1.35%, LOC Fannie Mae, VRDN (a)(d)	$ 5,000	$ 5,000
(Sunrise Fresno Proj.) Series B, 1.4%, LOC Fannie Mae, VRDN (a)	3,600	3,600
(Villa Paseo Proj.) 1.4%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(d)	4,000	4,000
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 1.35%, LOC Fannie Mae, VRDN (a)(d)	11,440	11,440
California Statewide Cmnty. Dev. Auth. Rev.:
Bonds (Kaiser Permanente Health Sys. Proj.) Series 2001 A, 2%, tender 1/2/03 (a)	9,600	9,600
(JTF Enterprises LLC Proj.) Series 1996 A, 1.35%, LOC Bank of America NA, VRDN (a)(d)	3,000	3,000
Series 1998, 1.75%, LOC Bank of Scotland, VRDN (a)	3,000	3,000
California Statewide Cmnty. Dev. Corp. Rev.:
(American Zettler, Inc. Proj.) Series 1989, 1.35%, LOC California Teachers Retirement Sys., VRDN (a)(d)	1,825	1,825
(Bro-Co. Gen. Partnership Proj.) Series 1990, 1.35%, LOC California Teachers Retirement Sys., VRDN (a)(d)	2,820	2,820
(Evapco, Inc. Proj.) Series 1996 K, 1.35%, LOC Bank of America NA, VRDN (a)(d)	1,075	1,075
(Fibrebond West, Inc. Proj.) Series 1996 N, 1.35%, LOC California Teachers Retirement Sys., VRDN (a)(d)	3,000	3,000
(Kennerly-Spratling Proj.) Series 1995 A, 1.35%, LOC California Teachers Retirement Sys., VRDN (a)(d)	1,700	1,700
(Lansmont Corp. Proj.) Series 1996 G, 1.35%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(d)	1,810	1,810
(Lynwood Enterprises LLC Proj.) Series 1997 D, 1.35%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	3,400	3,400
(Merrill Packaging Proj.) 1.35%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(d)	1,255	1,255
(Northwest Pipe & Casing Co. Proj.) Series 1990, 1.35%, LOC California Teachers Retirement Sys., VRDN (a)(d)	2,000	2,000
(Pasco Scientific Proj.) 1.35%, LOC California Teachers Retirement Sys., VRDN (a)(d)	1,805	1,805
(Peet's Coffee & Tea, Inc. Proj.) Series 1995 E, 1.35%, LOC California Teachers Retirement Sys., VRDN (a)(d)	1,300	1,300
(Rapelli of California, Inc. Proj.) Series 1989, 1.35%, LOC California Teachers Retirement Sys., VRDN (a)(d)	2,500	2,500
(Rix Industries Proj.) Series 1996 I, 1.35%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(d)	1,520	1,520
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Statewide Cmnty. Dev. Corp. Rev.: - continued
(Setton Properties, Inc. Proj.) Series 1995 E, 1.35%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(d)	$ 1,780	$ 1,780
(Sunclipse, Inc., Alhambra Proj.) Series 1989, 1.35%, LOC California Teachers Retirement Sys., VRDN (a)(d)	3,200	3,200
(Sunclipse, Inc., Union City Proj.) Series 1989, 1.35%, LOC California Teachers Retirement Sys., VRDN (a)(d)	2,135	2,135
California Veteran Affairs Home Purchase Rev. Participating VRDN Series MSTC 98 47, 1.35% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(e)	4,110	4,110
Camarillo City Multi-Family Hsg. Rev. (Hacienda de Camarillo Proj.) Series 1996, 1.35%, LOC Fannie Mae, VRDN (a)(d)	3,000	3,000
Contra Costa County Gen. Oblig. TRAN 3% 10/4/02	5,000	5,007
East Bay Muni. Util. District Wtr. Sys. Rev. Series 1988, 1.45% 10/11/02, CP	13,800	13,800
Foothill-De Anza Cmnty. College District Participating VRDN Series Merlots 00 YY, 1.35% (Liquidity Facility Wachovia Bank NA) (a)(e)	3,680	3,680
Fowler Indl. Dev. Auth. Indl. Dev. Rev. (Bee Sweet Citrus, Inc. Proj.) Series 1995, 1.35%, LOC Bank of America NA, VRDN (a)(d)	2,800	2,800
Fremont Unifed School District, Alameda County Participating VRDN Series PA 1030R, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,030	10,030
Fresno Arpt. Rev. Participating VRDN Series Merlots 00 B2, 1.4% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	4,185	4,185
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 1.4%, LOC Comerica Bank California, VRDN (a)(d)	9,100	9,100
Kern County Gen. Oblig. TRAN 2.5% 7/1/03	22,650	22,803
Lassen Muni. Util. District Rev. Series 1996 A, 1.4% (FSA Insured) (BPA Dexia Cr. Local de France), VRDN (a)(d)	1,960	1,960
Livermore Multiple-family Mtg. Rev. (Portola Meadows Apts. Proj.) Series 1989 A, 1.3%, LOC Bank of America NA, VRDN (a)(d)	4,900	4,900
Livermore Redev. Agcy. Multi-family Rev. Bonds (Livermore Sr. Hsg. Apts. Proj.) 1.55%, tender 12/2/02 (Aig Matched Fdg. Corp. Guaranteed) (a)(d)	19,900	19,900
Long Beach Hbr. Rev.:
Participating VRDN:
Series FRRI A7, 1.4% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(e)	9,900	9,900
Series MS 00 418, 1.34% (Liquidity Facility Morgan Stanley) (a)(d)(e)	18,190	18,190
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Long Beach Hbr. Rev.: - continued
Participating VRDN:
Series MS 01 547, 1.34% (Liquidity Facility Morgan Stanley) (a)(d)(e)	$ 7,345	$ 7,345
Series SG 147, 1.37% (Liquidity Facility Societe Generale) (a)(d)(e)	9,890	9,890
Series A, 1.3% 11/1/02, CP (d)	18,400	18,400
Los Angeles Cmnty. College District Participating VRDN Series Putters 216, 1.36% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,100	3,100
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Academy Village Apts. Proj.) Series 1989 A, 1.35%, LOC UBS AG, VRDN (a)(d)	5,000	5,000
Los Angeles County Gen. Oblig. TRAN 3% 6/30/03	52,340	52,919
Los Angeles County Metro. Trans. Auth. Sales Tax Rev. Series A:
1.3% 11/1/02, LOC Bank of America NA, LOC Bayerische Hypo-und Vereinsbank AG, CP	11,794	11,794
1.3% 11/6/02, LOC Bank of America NA, LOC Bayerische Hypo-und Vereinsbank AG, CP	16,900	16,900
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 1.35% (Liquidity Facility Wachovia Bank NA) (a)(e)	16,000	16,000
Los Angeles Dept. Arpts. Rev. Participating VRDN Series SG 61, 1.35% (Liquidity Facility Societe Generale) (a)(d)(e)	3,400	3,400
Los Angeles Dept. of Wtr. & Pwr. Rev. (Pwr. Sys. Proj.):
Sub Series A1, 1.35% (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility BNP Paribas SA), VRDN (a)	20,000	20,000
Sub Series A6, 1.35% (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility BNP Paribas SA), VRDN (a)	19,300	19,300
Sub Series A8, 1.35% (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility BNP Paribas SA), VRDN (a)	9,000	9,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series Merlots 99 L, 1.35% (Liquidity Facility Wachovia Bank NA) (a)(e)	23,300	23,300
Los Angeles Gen. Oblig. Participating VRDN Series PT 1476, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,385	5,385
Los Angeles Hbr. Dept. Rev. Participating VRDN:
Series FRRI 7, 1.4% (Liquidity Facility Bank of New York NA) (a)(d)(e)	6,020	6,020
Series MS 00 349, 1.34% (Liquidity Facility Morgan Stanley) (a)(e)	4,700	4,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Hbr. Dept. Rev. Participating VRDN: - continued
Series SG 59, 1.35% (Liquidity Facility Societe Generale) (a)(d)(e)	$ 13,675	$ 13,675
Los Angeles Multi-family Hsg. Rev.:
Bonds (Broadway Plaza Proj.) Series 2001 L, 1.65%, tender 12/16/02 (a)(d)	10,000	10,000
(Tri-City Hsg. Proj.) Series 1, 1.35%, LOC Citibank NA, New York, VRDN (a)(d)	7,465	7,465
Los Angeles Unified School District:
Participating VRDN:
Series MS 01 629, 1.3% (Liquidity Facility Morgan Stanley) (a)(e)	15,995	15,995
Series MS 01 631X, 1.33% (Liquidity Facility Morgan Stanley) (a)(e)	4,035	4,035
Series PT 1398, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,235	6,235
TRAN Series A, 3.25% 7/1/03	48,700	49,323
Metro. Wtr. District Southern California Wtrwks. Rev. Participating VRDN:
Series Merlots 99 O, 1.35% (Liquidity Facility Wachovia Bank NA) (a)(e)	9,500	9,500
Series MSTC 01 113A, 1.35% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	14,890	14,890
Series PA 546, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	14,000	14,000
Series PA 994R, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,155	4,155
North Orange County Cmnty. College District Rev. Participating VRDN Series MSTC 9042, 1.43% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	8,530	8,530
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 1.4%, LOC Fannie Mae, VRDN (a)(d)	16,000	16,000
(Wood Canyon Villas Proj.) Series 2001 E, 1.3% (Liquidity Facility Fannie Mae), VRDN (a)(d)	11,000	11,000
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts. Proj.) Series 1999 A, 1.35%, LOC Fannie Mae, VRDN (a)(d)	4,050	4,050
Peninsula Corridor Joint Powers Board RAN 2% 1/23/03 (American Int'l. Group, Inc. Guaranteed)	4,000	4,008
Pittsburg Multi-family Mtg. Rev. (Fountain Plaza Apt. Proj.) 1.3%, LOC Fannie Mae, VRDN (a)	7,300	7,300
Placentia-Yorba Linda Unified School District Participating VRDN Series PT 1437, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 1.35%, LOC Fannie Mae, VRDN (a)(d)	$ 5,000	$ 5,000
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 1.35%, LOC Fannie Mae, VRDN (a)(d)	8,925	8,925
Port of Oakland Gen. Oblig. Participating VRDN:
Series Merlots 00 JJ, 1.4% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	9,300	9,300
Series PA 1053, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	9,970	9,970
Series RobIns 13, 1.31% (Liquidity Facility Bank of New York NA) (a)(d)(e)	5,400	5,400
Port of Oakland Port Rev.:
Series A:
1.4% 9/13/02, LOC Commerzbank AG, LOC Bank of Nova Scotia, CP (d)	49,400	49,400
1.4% 9/13/02, LOC Commerzbank AG, LOC Bank of Nova Scotia, CP (d)	7,300	7,300
Series B, 1.4% 9/13/02, LOC Commerzbank AG, LOC Bank of Nova Scotia, CP	9,400	9,400
Sacramento City Unified School District TRAN 2.375% 11/28/02	13,600	13,613
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(Deer Park Apts. Proj.) Issue A, 1.35%, LOC Fannie Mae, VRDN (a)(d)	13,200	13,200
(Oak Valley Proj.) Series 2001 D, 1.36%, LOC Fannie Mae, VRDN (a)(d)	4,000	4,000
San Bernadino Ctfs. of Prtn. Participating VRDN Series MSTC 9046, 1.47% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	12,455	12,455
San Bernardino County Indl. Dev. Auth. Rev. (NRI, Inc. Proj.) 1.35%, LOC California Teachers Retirement Sys., VRDN (a)(d)	1,135	1,135
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A, 1.3% 11/1/02, CP	5,500	5,500
San Diego County Wtr. Auth. Series 1, 1.3% 9/3/02, CP	10,100	10,100
San Diego Indl. Dev. Rev. Participating VRDN:
Series FRRI 01 L2, 1.65% (Liquidity Facility Lehman Brothers, Inc.) (a)(e)	2,950	2,950
Series FRRI 02 L18, 1.65% (Liquidity Facility Lehman Brothers, Inc.) (a)(e)	21,775	21,775
Series FRRI 02 L19, 1.65% (Liquidity Facility Lehman Brothers, Inc.) (a)(e)	9,975	9,975
Series PA 626, 1.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,295	7,295
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Diego Unified School District TRAN Series A, 3% 7/28/03	$ 40,000	$ 40,527
San Diego Wtr. Util. Fund Participating VRDN Series PA 984R, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,085	7,085
San Francisco Arpt. Commission Int'l. Arpt. Rev. Participating VRDN Series MSTC 01 136, 1.75% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(e)	10,870	10,870
San Gabriel Valley Govts. 1.45% 11/12/02, LOC Toronto-Dominion Bank, CP	7,500	7,500
San Jose Multi-family Hsg. Rev.:
(Carlton Plaza Proj.) Series 1998 A, 1.65%, LOC Heller Finl., Inc., VRDN (a)(d)	8,000	8,000
(El Paseo Apts. Proj.) 1.36%, LOC Citibank NA, New York, VRDN (a)(d)	4,600	4,600
San Jose Redev. Agcy. Tax Allocation Participating VRDN Series Floaters 588, 1.3% (Liquidity Facility Morgan Stanley) (a)(e)	9,735	9,735
San Jose Unified School District, Santa Clara County TRAN 2.75% 11/6/02	4,100	4,109
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 1.35% (Liquidity Facility Wachovia Bank NA) (a)(e)	14,530	14,530
Santa Cruz Indl. Dev. Auth. Rev. (Santa Cruz-Wilson Entities Ltd. Proj.) Series 1993, 1.35%, LOC California Teachers Retirement Sys., VRDN (a)(d)	2,300	2,300
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 1.4%, LOC Bank of America NA, VRDN (a)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 1.4%, LOC Bank of America NA, VRDN (a)	19,925	19,925
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 1.35%, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	1,650	1,650
Sonoma County TRAN 3% 11/19/02	2,500	2,509
Southern Home Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Floaters PT 629, 1.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	39,600	39,600
Torrance Hosp. Rev. (Little Co. of Mary Hosp.-Torrance Mem. Med. Ctr. Proj.) Series 1992, 1.27%, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Univ. of California Revs. Participating VRDN:
Series Merlots 97 G, 1.35% (Liquidity Facility Wachovia Bank NA) (a)(e)	$ 13,430	$ 13,430
Series PA 529, 1.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,600	1,600
		2,192,257
Puerto Rico - 3.2%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 00 EE, 1.32% (Liquidity Facility Wachovia Bank NA) (a)(e)	10,655	10,655
Series Merlots 01 A107, 1.32% (Liquidity Facility Wachovia Bank NA) (a)(e)	8,155	8,155
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Participating VRDN 1.32% (Liquidity Facility Wachovia Bank NA) (a)(e)	3,500	3,500
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series 2000 A15, 1.32% (Liquidity Facility Wachovia Bank NA) (a)(e)	17,295	17,295
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Floaters 682, 1.31% (Liquidity Facility Morgan Stanley) (a)(e)	9,830	9,830
Series RobIns 16, 1.38% (Liquidity Facility Bank of New York NA) (a)(e)	8,400	8,400
Puerto Rico Infrastructure Fing. Auth. Bonds Series AAB 00 17, 1.4%, tender 10/30/02 (Liquidity Facility ABN-AMRO Bank NV) (a)(e)(f)	17,000	17,000
		74,835
	Shares
Other - 2.0%
Fidelity Municipal Cash Central Fund, 1.55% (b)(c)	46,444,200	46,444
TOTAL INVESTMENT PORTFOLIO - 98.5%		2,313,536
NET OTHER ASSETS - 1.5%		34,657
NET ASSETS - 100%		$ 2,348,193
Total Cost for Income Tax Purposes $ 2,313,536
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Puerto Rico Infrastructure Fing. Auth. Bonds Series AAB 00 17, 1.4%, tender 10/30/02 (Liquidity Facility ABN-AMRO Bank NV)	10/26/00 - 4/25/01	$ 17,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,000,000 or 0.7% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity California Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2002 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 2,313,536
Cash		11,685
Receivable for investments sold on a delayed delivery basis		19,402
Receivable for fund shares sold		19,543
Interest receivable		6,738
Other receivables		117
Total assets		2,371,021
Liabilities
Payable for fund shares redeemed	$ 21,784
Distributions payable	3
Accrued management fee	749
Other payables and accrued expenses	292
Total liabilities		22,828
Net Assets		$ 2,348,193
Net Assets consist of:
Paid in capital		$ 2,348,051
Accumulated net realized gain (loss) on investments		142
Net Assets, for 2,347,949 shares outstanding		$ 2,348,193
Net Asset Value, offering price and redemption price per share ($2,348,193 ÷ 2,347,949 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity California Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2002 (Unaudited)
Investment Income
Interest		$ 17,449
Expenses
Management fee	$ 4,348
Transfer agent fees	1,405
Accounting fees and expenses	111
Non-interested trustees' compensation	4
Custodian fees and expenses	19
Registration fees	60
Audit	7
Legal	5
Miscellaneous	1
Total expenses before reductions	5,960
Expense reductions	(531)	5,429
Net investment income		12,020
Net Realized Gain (Loss) on Investment securities		142
Net increase in net assets resulting from operations		$ 12,162

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2002 (Unaudited)	Year ended February 28, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 12,020	$ 41,108
Net realized gain (loss)	142	283
Net increase (decrease) in net assets resulting from operations	12,162	41,391
Distributions to shareholders from net investment income	(12,020)	(41,108)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,336,804	6,440,881
Reinvestment of distributions	11,861	40,647
Cost of shares redeemed	(3,239,446)	(6,429,023)
Net increase (decrease) in net assets and shares resulting from share transactions	109,219	52,505
Total increase (decrease) in net assets	109,361	52,788
Net Assets
Beginning of period	2,238,832	2,186,044
End of period	$ 2,348,193	$ 2,238,832

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2002	Years ended February 28,
	(Unaudited)	2002	2001	2000 E	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.019	.032	.027	.027	.030
Distributions from net investment income	(.005)	(.019)	(.032)	(.027)	(.027)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.52%	1.89%	3.29%	2.69%	2.71%	3.07%
Ratios to Average Net Assets D
Expenses before expense reductions	.51% A	.52%	.53%	.56%	.59%	.62%
Expenses net of voluntary waivers, if any	.51% A	.52%	.53%	.56%	.59%	.62%
Expenses net of all reductions	.47% A	.48%	.52%	.56%	.59%	.61%
Net investment income	1.04% A	1.86%	3.24%	2.67%	2.66%	3.02%
Supplemental Data
Net assets, end of period (in millions)	$ 2,348	$ 2,239	$ 2,186	$ 1,847	$ 1,354	$ 976

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2002 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan California Municipal Money Market Fund and Fidelity California Municipal Money Market Fund (the funds) are funds of Fidelity California Municipal Trust II (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income.

Income distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

the transaction. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide Fidelity California Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

FMR and its affiliates provide Spartan California Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for Fidelity California Municipal Money Market Fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan California Municipal Money Market Fund	$ 182
Fidelity California Municipal Money Market Fund	$ 275

4. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Spartan California Municipal Money Market Fund	.35%	$ 445

Through arrangements with Fidelity California Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Fidelity California Municipal Money Market Fund	$ 19	$ 512

In addition, through an arrangement with Spartan California Municipal Money Market Fund's custodian and transfer agent, $233 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-EarthLink, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CMS-SANN-1002 158129
1.536892.105

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com